Average Annual Total Returns	12 Months Ended	44 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	11.41%
Acruence Active Hedge U.S. Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.94%	3.75%
Acruence Active Hedge U.S. Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.01%	3.24%
Acruence Active Hedge U.S. Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.36%	2.82%
Acruence Active Hedge U.S. Equity ETF
Prospectus [Line Items]
Performance Inception Date		Apr. 21, 2021